Transactions with non-controlling interests - Additional Information (Detail) - PEN (S/) S/ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017	May 31, 2017
Non-controlling interests [line items]
Acquisition of non-controlling interest	S/ 22,407	S/ 22,963	S/ 22,407
Deconsolidation of former subsidiary			7,801	S/ (2,098)
Dividends distributed		102,800	S/ 59,700	S/ 25,500
GyM S A [member]
Non-controlling interests [line items]
Deconsolidation of former subsidiary		29,400
Grupo Cam SA [member]
Non-controlling interests [line items]
Deconsolidation of former subsidiary		18,200
GyM S A [member] | Vial y Vives - DSD S.A [member]
Non-controlling interests [line items]
Percentage of capital acquired	1.49%		1.49%		6.77%	5.43%
Payment for acquisition of non-controlling interest	S/ 3,800		S/ 3,800		S/ 25,700	S/ 21,600
Carrying amount of non controlling interests	3,900		3,900		S/ 17,900	S/ 13,900
Increase (Decrease) through de-recognition of non-controlling interest equity	(15,400)
Acquisition of non-controlling interest	S/ 22,000	23,000	22,000
Klimt [member]
Non-controlling interests [line items]
Returns of contributions		25,300	8,000
Los Parques de Comas [member]
Non-controlling interests [line items]
Returns of contributions		13,400	6,800
Asociacion Parques del Mar [member]
Non-controlling interests [line items]
Returns of contributions			S/ 27,800
Los Parques de Callao [Member]
Non-controlling interests [line items]
Returns of contributions		3,300
Los Parques de San Martin [member]
Non-controlling interests [line items]
Returns of contributions		7,500
Los Parques de Villa El Salvador [member]
Non-controlling interests [line items]
Returns of contributions		4,300
Los Parques de Piura [member]
Non-controlling interests [line items]
Returns of contributions		8,600
Los Parques de Mar [member]
Non-controlling interests [line items]
Returns of contributions		11,000
Los Parques de Chiclayo [member]
Non-controlling interests [line items]
Returns of contributions		6,200
Los Parques de Carabayllo Three [member]
Non-controlling interests [line items]
Returns of contributions		S/ 8,200